Investments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Investments [Abstract]
Summary of Investments
At 31 March	2018 £m	2017 £m	2016 £m

Non-current assets
Available-for-sale	46	37	39
Fair value through profit or loss	7	7	7
	53	44	46
Current assets
Available-for-sale	2,575	1,437	2,878
Loans and receivables	447	83	40
	3,022	1,520	2,918

Fair Value Hierarchy of Investments

Fair value hierarchy At 31 March 2018	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m

Non-current and current investments
Available-for-sale investments	32	2,575	14	2,621
Fair value through profit or loss	7	–	–	7
Total	39	2,575	14	2,628

At 31 March 2017	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m

Non-current and current investments
Available-for-sale investments	21	1,437	16	1,474
Fair value through profit or loss	7	–	–	7
Total	28	1,437	16	1,481

At 31 March 2016	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m

Non-current and current investments
Available-for-sale investments	24	2,878	15	2,917
Fair value through profit or loss	7	–	–	7
Total	31	2,878	15	2,924